UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811- 3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)  (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:     5/31

Date of reporting period:   5/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
New York Tax Exempt
Bond Fund, Inc.

ANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus NewYork Tax Exempt Bond Fund, Inc., covering the 12-month period from June 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In the wake of heightened market volatility over much of 2013, municipal bonds generally stabilized over the first five months of 2014, enabling them to post positive total returns, on average, for the reporting period overall.Although concerns regarding a shift to a more moderately accommodative monetary policy initially roiled fixed income markets, investors later took the Federal Reserve Board’s actions in stride. Moreover, investor demand rebounded while the supply of newly issued securities ebbed, and most states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through May 31, 2014, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2014, Dreyfus NewYork Tax Exempt Bond Fund achieved a total return of 0.94%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 3.05% for the same period.2

Heightened market volatility over the reporting period’s first half was followed by rallies as long-term interest rates moderated, investor demand rebounded, the supply of newly issued securities declined, and credit conditions improved.The fund lagged its benchmark, mainly due to weakness among Puerto Rico bonds owned by the fund.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state, and New York city income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state, and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded from Earlier Weakness

Like many other financial assets, municipal bonds generally lost value at the start of the reporting period in the wake of news that the Federal Reserve Board would soon back away from its quantitative easing program. The resulting market turbulence sparked a flight of capital from the municipal bond market, sending long-term bond prices lower and yields higher. Selling pressure was particularly severe among lower rated and longer term securities.

Municipal bonds generally stabilized in the fall, and the first five months of 2014 witnessed a market recovery amid weaker-than-expected economic data stemming from unusually harsh winter weather. Municipal bond prices also were supported by favorable supply-and-demand dynamics when investor demand recovered and less refinancing activity produced a reduced supply of newly issued securities.

The economic rebound resulted in better underlying credit conditions for NewYork and many other states as higher tax revenues enabled them to achieve budget surpluses and replenish reserves. However, credit concerns lingered with regard to municipal bonds issued by Puerto Rico, which are exempt from federal and NewYork state taxes but lost value after media reports detailed the U.S. territory’s fiscal challenges.

Puerto Rico Bonds Undermined Relative Performance

The fund’s relative performance was hampered during the reporting period by overweighted exposure to Puerto Rico securities.We took advantage of periodic rebounds during 2014 to reduce the fund’s exposure to Puerto Rico bonds at relatively attractive prices.

The fund achieved better relative performance in other areas. An emphasis on NewYork revenue bonds proved effective, and the fund received especially positive contributions from bonds backed by hospitals, airports, educational facilities, and the state’s settlement of litigation with U.S. tobacco companies. An underweighted position in lower yielding escrowed bonds also buoyed relative results. The fund further benefited from its interest-rate strategies, as a relatively long average duration helped support seeking higher current income and enabled fuller participation in gains at the longer end of the market’s maturity spectrum.

Maintaining a Constructive Investment Posture

We already have seen evidence of a stronger U.S. recovery in warmer spring weather, including a strengthening labor market and improved investor confidence. In addition, we believe that recently positive market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program, which we expect to continue. Finally, we expect investor demand to intensify as investors seek to reinvest principal from maturing bonds in a limited number of newly issued tax-exempt securities.

In light of favorable fundamental and technical market conditions, we have redeployed proceeds from recent sales of escrowed securities and Puerto Rico bonds to longer term NewYork revenue bonds with strong income characteristics.We also have maintained a relatively long average duration in seeking to capture higher levels of current income and in anticipation of narrower yield differences along the market’s maturity spectrum that merits the long duration positioning.

June 16, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 5/31/14
	1	Year	5 Years	10 Years
Fund	0.94%		4.85%	4.24%
Barclays Municipal Bond Index	3.05%		5.59%	5.00%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus NewYork Tax Exempt Bond Fund, Inc. on 5/31/04 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in NewYork municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in NewYork municipal obligations. The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

Expenses paid per $1,000†	$3.74
Ending value (after expenses)	$1,052.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

Expenses paid per $1,000†	$3.68
Ending value (after expenses)	$1,021.29

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
May 31, 2014

Long-Term Municipal	Coupon	Maturity	Principal
Investments—101.0%	Rate (%)	Date	Amount ($)		Value ($)
New York—98.2%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000		2,281,420
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,050,000		4,348,566
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st Series)	6.00	9/15/28	20,000,000	[a,b]	22,943,600
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000		1,224,530
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000		5,453,550
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,500,000		6,291,175
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
Non-recourse (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000	[a,b]	9,163,840
JPMorgan Chase Putters/Drivers
Trust (Series 4355-1)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance
Authority Projects))	5.00	6/15/21	5,000,000	[a,b]	5,827,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
JPMorgan Chase Putters/Drivers
Trust (Series 4355-2)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance
Authority Projects))	5.00	6/15/21	5,000,000	[a,b]	5,810,350
JPMorgan Chase Putters/Drivers
Trust (Series 4376)
Non-recourse (New York State
Dormitory Authority, State
Personal Income Tax Revenue
(General Purpose))	5.00	2/15/21	16,000,000	[a,b]	17,972,480
JPMorgan Chase Putters/Drivers
Trust (Series 4378)
Non-recourse (New York City
Municipal Water Finance
Authority, Water and Sewer
System Second General
Resolution Revenue)	5.00	6/15/21	9,435,000	[a,b]	10,597,536
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000		8,211,980
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000		25,868,915
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/27	12,000,000		14,067,120
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.50	11/15/30	10,325,000		11,801,578
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/21	5,050,000		6,012,985

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/25	3,505,000	3,912,526
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/1/27	4,370,000	5,007,146
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/28	6,680,000	7,587,879
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/29	12,000,000	13,319,160
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/41	5,000,000	5,413,550
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,419,160
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	5,750,000	5,771,965
New York City,
GO	5.00	11/1/19	3,455,000	3,522,683
New York City,
GO	5.00	4/1/20	5,000,000	5,942,800
New York City,
GO	5.00	4/1/20	860,000	893,764
New York City,
GO	5.00	8/1/20	730,000	769,829
New York City,
GO	5.00	8/1/21	10,000,000	12,003,500
New York City,
GO	5.00	8/1/23	11,020,000	12,954,781
New York City,
GO	5.25	9/1/25	4,000,000	4,646,720
New York City,
GO	5.00	8/1/27	8,825,000	10,167,371
New York City,
GO	5.00	3/1/29	6,645,000	7,636,301
New York City,
GO	5.00	8/1/29	5,935,000	6,731,714
New York City,
GO	5.00	10/1/32	5,745,000	6,496,331

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	115,000		115,523
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	5,000		5,021
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	[c]	10,405
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000		5,376,618
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.25	7/1/15	1,640,000		1,647,331
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/27	1,000,000		1,003,750
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000		11,064,576
New York City Industrial
Development Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/28	5,000,000		5,353,050
New York City Industrial
Development Agency,
Special Facility Revenue
(American Airlines, Inc.
John F. Kennedy International
Airport Project)	8.00	8/1/28	5,850,000		6,486,890
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000		2,145,200

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,830,000	3,044,118
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	9,250,000	10,833,230
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	25,530,690
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,695,100
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	22,535,400
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	11,272,200
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,616,569
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	6,000,000	6,531,780
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	20,930,780
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,977,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000		10,942,500
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/23	10,000,000		10,654,600
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	8,420,000		9,373,565
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/26	7,000,000		8,244,460
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/33	5,210,000		5,958,781
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/36	5,000,000		5,643,350
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue
(Prerefunded)	5.00	5/1/17	6,470,000	[c]	7,289,037
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	6,000,000		6,752,520
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000		3,658,199
New York Counties Tobacco
Trust IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000		324,990
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	10,000,000		10,823,500
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	5,000,000		5,502,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	8,985,000	9,507,029
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	11,218,600
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	3,990,000	4,708,200
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/37	5,000,000	5,278,900
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/19	15,000,000	16,438,800
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/20	5,000,000	5,476,800
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/21	10,000,000	10,945,800
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	10/1/22	4,250,000	5,257,505
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/23	10,255,000	11,209,946
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/37	6,035,000	6,859,502
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000	3,768,443

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,098,934
New York State Dormitory
Authority, Revenue
(Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/36	2,250,000		2,480,175
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,659,880
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/28	18,335,000	[d]	12,375,758
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		6,952,404
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,110,000		10,442,619
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	2/15/15	40,000	[c]	41,353
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000		9,374,445

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000	10,026,900
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,551,619
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,862,995
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,063,117
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,399,199
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	42,096,819
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,710,300
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000	1,708,950
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000	3,958,675
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	2,620,000	2,672,190
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	4,892,760

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000		8,678,402
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000		2,601,925
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,700,000		6,911,452
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	2,785,000		2,797,003
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.25	7/1/18	11,000,000	[c]	13,368,080
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/15/16	5,000,000		5,519,300
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		6,949,908
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	3,250,000		3,579,712
New York State Dormitory
Authority, Revenue
(The Bronx-Lebanon
Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		5,692,150
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	5,000,000		5,537,850

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/38	7,230,000		8,153,271
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		18,009,760
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000		2,008,420
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	9,995,000		11,834,180
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	8/15/36	2,625,000		3,000,244
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	5,000	[c]	5,968
New York State Dormitory
Authority, State Sales
Tax Revenue	5.00	3/15/23	5,000,000		6,112,950
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/29	3,000,000		3,400,380
New York State Energy Research
and Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.16	8/1/32	5,000,000	[e]	4,418,750
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/21	10,000,000		11,548,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,733,320
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/26	6,325,000		7,745,848
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/30	8,000,000		9,504,240
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	8/15/37	4,025,000		4,503,130
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000		1,026,420
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000		1,517,082
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	3/15/15	1,270,000	[c]	1,318,831
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,970,000		2,101,458

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000		3,773,245
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000		5,604,050
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000		11,327,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000		20,198,150
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000		16,737,413
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	4,370,000		4,650,030
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000		14,133,535
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)
(Prerefunded)	5.00	10/1/15	630,000	[c]	670,723
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000		4,568,928
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000		11,438,100
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000		23,277,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000		3,390,140
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000		17,653,950
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000		5,373,850
Port Authority of New York and
New Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000		11,339,600
Port Authority of New York and
New Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	4,465,000		5,285,354
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000		5,613,200
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	5,500,000		5,595,700
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000		10,177,700
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	2,025,000		2,291,449
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000		11,086,400
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	[c]	8,116,200

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[c]	12,976,743
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	5,000,000		5,981,900
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000		9,174,560
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,696,900
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000		3,763,329
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000		3,359,610
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000		4,424,310
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000		9,793,494
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/41	5,000,000		5,658,050
Westchester
Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	820,000		820,992

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—2.8%
A.B. Won International Airport
Authority of Guam,
General Revenue	6.38	10/1/43	3,000,000	3,356,730
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,765,895
Guam Waterworks Authority, Water
and Wastewater System Revenue	5.50	7/1/16	1,000,000	1,035,860
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	2,170,000	1,608,252
Puerto Rico Commonwealth, Public
Improvement GO (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	3,096,030
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	2,919,015
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control Facilities
Financing Authority, HR
(Hospital Auxilio Mutuo
Obligated Group Project)	5.00	7/1/19	3,415,000	3,503,414
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	4,058,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	4,054,250
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	5,765,800
Total Long-Term Municipal Investments
(cost $1,129,379,379)				1,211,152,490

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.3%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)
(cost $4,000,000)	0.07	6/2/14	4,000,000 [f]	4,000,000

Total Investments (cost $1,133,379,379)			101.3%	1,215,152,490
Liabilities, Less Cash and Receivables			(1.3%)	(15,935,047)
Net Assets			100.0%	1,199,217,443

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities were valued at $72,315,456 or 6.0% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—interest rate subject to periodic change.
f Variable rate demand note—rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	19.9	Industrial	1.8
Transportation Services	18.2	Pollution Control	1.4
Special Tax	16.8	Asset-Backed	.9
Utility-Water and Sewer	12.2	Lease	.9
Health Care	9.1	Housing	.6
Prerefunded	4.7	Resource Recovery	.4
Utility-Electric	3.7	Other	6.2
State/Territory	2.4
City	2.1		101.3

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,133,379,379	1,215,152,490
Interest receivable		17,602,484
Prepaid expenses		21,726
		1,232,776,700
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		694,691
Cash overdraft due to Custodian		615,883
Payable for floating rate notes issued—Note 4		31,715,000
Payable for shares of Common Stock redeemed		386,995
Interest and expense payable related
to floating rate notes issued—Note 4		63,556
Accrued expenses		83,132
		33,559,257
Net Assets ($)		1,199,217,443
Composition of Net Assets ($):
Paid-in capital		1,139,685,120
Accumulated undistributed investment income—net		115,905
Accumulated net realized gain (loss) on investments		(22,356,693)
Accumulated net unrealized appreciation
(depreciation) on investments		81,773,111
Net Assets ($)		1,199,217,443
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		80,648,719
Net Asset Value, offering and redemption price per share ($)		14.87

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2014

Investment Income ($):
Interest Income	55,110,831
Expenses:
Management fee—Note 3(a)	7,300,724
Shareholder servicing costs—Note 3(b)	930,149
Interest and expense related to floating rate notes issued—Note 4	197,122
Professional fees	106,321
Directors’ fees and expenses—Note 3(c)	87,896
Custodian fees—Note 3(b)	81,936
Registration fees	26,676
Prospectus and shareholders’ reports	23,777
Loan commitment fees—Note 2	11,771
Miscellaneous	61,781
Total Expenses	8,828,153
Less—reduction in fees due to earnings credits—Note 3(b)	(991)
Net Expenses	8,827,162
Investment Income—Net	46,283,669
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(18,464,753)
Net realized gain (loss) on swap transactions	390,000
Net Realized Gain (Loss)	(18,074,753)
Net unrealized appreciation (depreciation) on investments	(23,756,987)
Net unrealized appreciation (depreciation) on swap transactions	119,964
Net Unrealized Appreciation (Depreciation)	(23,637,023)
Net Realized and Unrealized Gain (Loss) on Investments	(41,711,776)
Net Increase in Net Assets Resulting from Operations	4,571,893

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2014	2013
Operations ($):
Investment income—net	46,283,669	49,007,440
Net realized gain (loss) on investments	(18,074,753)	(960,692)
Net unrealized appreciation
(depreciation) on investments	(23,637,023)	(12,767,236)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,571,893	35,279,512
Dividends to Shareholders from ($):
Investment income—net	(46,122,058)	(48,969,974)
Net realized gain on investments	—	(941,156)
Total Dividends	(46,122,058)	(49,911,130)
Capital Stock Transactions ($):
Net proceeds from shares sold	43,755,035	85,528,865
Dividends reinvested	35,615,802	38,234,460
Cost of shares redeemed	(206,699,057)	(163,430,812)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(127,328,220)	(39,667,487)
Total Increase (Decrease) in Net Assets	(168,878,385)	(54,299,105)
Net Assets ($):
Beginning of Period	1,368,095,828	1,422,394,933
End of Period	1,199,217,443	1,368,095,828
Undistributed investment income—net	115,905	—
Capital Share Transactions (Shares):
Shares sold	3,017,636	5,502,017
Shares issued for dividends reinvested	2,453,233	2,458,805
Shares redeemed	(14,239,246)	(10,514,225)
Net Increase (Decrease) in Shares Outstanding	(8,768,377)	(2,553,403)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	15.30	15.47	14.57	14.84	14.18
Investment Operations:
Investment income—net[a]	.55	.54	.56	.58	.58
Net realized and unrealized
gain (loss) on investments	(.43)	(.16)	.90	(.27)	.65
Total from Investment Operations	.12	.38	1.46	.31	1.23
Distributions:
Dividends from
investment income—net	(.55)	(.54)	(.56)	(.58)	(.57)
Dividends from net realized
gain on investments	—	(.01)	—	—	—
Total Distributions	(.55)	(.55)	(.56)	(.58)	(.57)
Net asset value, end of period	14.87	15.30	15.47	14.57	14.84
Total Return (%)	.94	2.44	10.22	2.15	8.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.72	.74	.74	.73
Ratio of net expenses
to average net assets	.73	.72	.74	.74	.73
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.02	.01	.01	.01	.01
Ratio of net investment income
to average net assets	3.80	3.46	3.75	3.94	3.97
Portfolio Turnover Rate	10.89	4.70	11.99	8.75	11.35
Net Assets, end of period
($ x 1,000)	1,199,217	1,368,096	1,422,395	1,345,101	1,430,008

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus NewYorkTax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unad-

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	1,215,152,490	—	1,215,152,490
Liabilities ($)
Floating Rate Notes††	—	(31,715,000)	—	(31,715,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $554,550, accumulated capital losses $21,702,694 and unrealized appreciation $81,119,112.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2014.The fund has $2,363,351 of post-enactment short-term capital losses and $19,339,343 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2014 and May 31, 2013 were as follows: tax-exempt income $46,058,213 and $48,956,009, ordinary income $63,845 and $270,640, and long-term capital gains $0 and $684,481, respectively.

During the period ended May 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $45,706, decreased accumulated net realized gain (loss) on investments by $28,693 and increased paid-in capital by $74,399. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60%

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended May 31, 2014, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, the fund was charged $550,886 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $269,311 for transfer agency services and $12,820 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $991.

The fund compensatesThe Bank of NewYork Mellon, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $81,936 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $7,681 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $9,157 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $608,449, Shareholder Services Plan fees $1,000, custodian fees $28,027, Chief Compliance Officer fees $1,472 and transfer agency fees $55,743.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended May 31, 2014, amounted to $131,028,167 and $255,787,577, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two vari-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

able rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the Trust, after payment of interest on the other securities and various expenses of theTrust.An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis.These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates.When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust.A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”).When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2014, was approximately $29,179,200, with a related weighted average annualized interest rate of .68%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2014 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes forward rate agreements are classified as interest rate swaps.At May 31, 2014, there were no interest rate swap agreements outstanding.

The following summarizes the average notional value of swap agreements outstanding during the period ended May 31, 2014:

Average Notional Value ($)
Interest rate swap agreements	4,615,385

At May 31, 2014, the cost of investments for federal income tax purposes was $1,102,318,378 accordingly, accumulated net unrealized appreciation on investments was $81,119,112, consisting of $94,034,097 gross unrealized appreciation and $12,914,985 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus NewYorkTax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2014 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 25, 2014

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended May 31, 2014 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are NewYork residents, NewYork state and New York city personal income taxes), except $63,845 that is being reported as an ordinary income distribution for reporting pur-poses.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
William Hodding Carter III (79)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (1985)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Richard C. Leone (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow President of The Century Foundation (formerly,The Twentieth Century Fund,
Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (2006)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Burton N. Wallack (63)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management
Company (1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

INTERESTED BOARD MEMBER

Gordon J. Davis (72)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

The Fund 45

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

The Fund 47

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,149 in 2013 and $32,792 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $6,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,040 in 2013 and $4,249 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were and $0 in 2013 and $4,049 in 2014. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $49,714,645 in 2013 and $40,974,357 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

                                                                        By:       /s/ Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                                                        By:       /s/ Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    July 21, 2014

                                                                        By:       /s/James Windels

                                                                                    James Windels,

                                                                                    Treasurer

                                                                        Date:    July 21, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)